Income taxes - Reconciliation Between Statutory Tax Rate and Effective Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
US federal statutory income tax expense (benefit) applied to income (loss) before income taxes	$ 59.1	$ (27.8)	$ 9.3
State income taxes, net of federal benefit	1.4	(2.9)	3.3
Foreign tax rate differential	(18.0)	(5.8)	(6.5)
Non-taxable interest income	(11.4)	(10.8)	(14.1)
Valuation allowance, net	(18.1)	(24.7)	(9.0)
Expiration of tax attributes	0.1	4.4	8.1
Foreign losses not benefited	0.7	8.0	7.5
Effect of flow-through entities	8.9	(9.0)	4.2
Net share-based compensation	(3.7)	1.7	3.5
Non-deductible expense	3.5	3.4	3.5
Unrecognized tax benefits	(1.7)	(1.4)	(2.5)
Adjustment to prior year tax due to changes in estimates	(0.5)	0.3	1.6
Change in statutory income tax rates	(17.5)	2.7	1.1
Deemed dividends from foreign subsidiaries	17.6	1.4	0.6
Non-deductible interest expense	0.1	2.6	0.5
Withholding and other taxes based on income	0.5	0.5	0.5
Contingent consideration	(0.3)	0.0	0.0
Foreign exchange rate remeasurement	0.3	(1.0)	(0.4)
Revaluation due to Section 987 tax law change	0.0	45.0	0.0
One-time repatriation tax	76.5	0.0	0.0
Foreign Tax Credit	(47.6)	0.0	0.0
Other	(0.9)	2.2	(1.0)
Total income tax expense (benefit)	$ 49.0	$ (11.2)	$ 10.2